Property, Plant and Equipment	4 Months Ended
Sep. 30, 2018
Successor [Member]
Property, Plant and Equipment

7.	Property, plant and equipment

As described in Note 4, as a result of the Business Combination, property, plant and equipment were adjusted to reflect estimated fair value at the closing date for the Successor Period. Property, plant and equipment, net of accumulated depreciation, consist of the following at September 30, 2018 (Successor) and December 31, 2017 (Predecessor) (in thousands):

	Estimated Useful Lives (in years)	Successor (NESR) September 30, 2018	Predecessor (NPS) December 31, 2017
Buildings and leasehold improvements	5 to 25	$14,324	$33,127
Drilling rigs, plant and equipment	3 to 15	243,825	409,462
Furniture and fixtures	5	1,408	2,871
Office equipment and tools	3 to 6	40,804	6,822
Vehicles and cranes	5 to 8	3,713	8,977
Less: Accumulated depreciation and impairment		(17,442)	(212,023)
Land		5,266	9,380
Capital work in progress		12,829	5,653
Total		$304,727	$264,269

The Company recorded depreciation expense of $14.2 million $19 million, $9.3 million, $8.9 million and $28.1 million during the Successor Quarter, Successor Period, Predecessor Period, 2017 Predecessor Quarter and the 2017 Predecessor Period, respectively, in the consolidated statement of operations.